Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4.     Property and Equipment

Property and equipment consist of the following as of December 31:

	2013	2012
Equipment	$1,081,056	$1,044,969
Furniture and fixtures	106,054	105,376
Leasehold improvements	157,236	157,236
Computer equipment and software	134,285	114,786
Loaned systems	920,406	1,063,777
	2,399,037	2,486,144
Less accumulated depreciation and amortization	(1,495,877)	(1,199,029)
Total property and equipment, net	$903,160	$1,287,115

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2013 and 2012 was $400,516 and, $398,970, respectively. The Company may loan the reusable components of a ClearPoint system to a customer. Any such customer can then use the loaned ClearPoint system to perform procedures using ClearPoint disposable products which are generally purchased from the Company.